SCHEDULE OF ACTIVITY OF CONTRACT LIABILITIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Balance at beginning of period	$ 3,878,202	$ 3,893,986
Deposits received	106,166	65,973
Revenue recognized	(5,798)	(53,222)
Exchange difference	125,277	(89,737)
Balance at end of period	$ 4,103,847	$ 3,817,000